Share-based Compensation - Summary of Stock-Based Compensation Expenses Recognized (Details) € in Thousands	3 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	€ 3,591
Sales and Marketing Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	406
General Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	€ 3,185